The Nature of Expenses - Employee benefits expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
The Nature of Expenses
Salary	$ 80,617	$ 91,822	$ 89,911
Labor and health insurance	5,668	6,054	5,841
Pension	5,246	5,474	5,102
Others	3,586	3,576	3,486
Employee benefits expense	$ 95,117	$ 106,926	$ 104,340